Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2016	2015
	($ in thousands)
Cost:
Computer equipment	$227	$221
Office furniture and equipment	107	104
Machinery and equipment	1,001	961
Leasehold improvements	143	143
	1,478	1,429
Less - accumulated depreciation and amortization	(1,099)	(957)
Net carrying amount	$379	$472

b.	Depreciation and amortization expenses totaled approximately $142,000 and $152,000 for the years ended December 31, 2016 and 2015, respectively.